FHLB Advances and Other Borrowings - Narrative (Details)	12 Months Ended
Sep. 30, 2020 USD ($)
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
FHLB advances callable as of August 7, 2020 and quarterly thereafter	$ 100,000,000
Federal Home Loan Bank of Des Moines
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank, percent of assets	45.00%